16-Shareholders Equity	12 Months Ended
Dec. 31, 2011
16-Shareholders Equity [Text Block]
16—SHAREHOLDERS’ EQUITY

16-1 Common stock

As of December 31, 2011, EDAP TMS S.A.’s common stock consisted of 13,726,532 issued shares, fully paid, and with a par value of €0.13 each. 13,345,004 of the shares were outstanding.

16-2 Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a pro rata basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

16-3 Dividend rights

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception. Distributable statutory retained earnings amounted to €16,285 thousand and €19,465 thousand at December 31, 2011 and 2010, respectively. Dividend distributions, if any, will be made in euros. The Company has no plans to distribute dividends in the foreseeable future.

16-4 Treasury stock

As of December 31, 2011, the 381,528 shares of treasury stock consisted of (i) 331,988 shares acquired between August and December 1998 for €956 thousand, and (ii) 49,540 shares acquired in June and July 2001 for €150 thousand. All 381,528 shares of treasury stock have been acquired to cover outstanding stock options (see Note 16-5).

16-5 Stock-option plans

As of December 31, 2011, EDAP TMS S.A. sponsored four stock purchase and subscription option plans:
On June 12, 2001, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 300,000 options to purchase pre-existing Shares, at a fixed exercise price to be set by the Supervisory Board. Under this plan, 3,425 options are still in force on December 31, 2011.

On January 29, 2004, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 240,000 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may be purchased through the exercise of stock options are currently held as treasury stock. Under this plan, 124,000 options are still in force on December 31, 2011.

On May 22, 2007, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 600,000 options to subscribe to 600,000 new Shares and up to 105,328 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the 105,328 Shares that may be purchased through the exercise of stock options are currently held as treasury stock.

Conforming to this stock option plan, on October 29, 2007, the Board of Directors granted 504,088 options to subscribe to new Shares to certain employees of EDAP TMS. The exercise price was fixed at €3.99 per share. Options were to begin vesting one year after the date of grant and all options were fully vested as of October 29, 2011 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on October 29, 2017 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At December 31, 2007 the total fair value of the options granted under this plan was €1,731 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months; the impact on 2009 Operating Income was €333 thousand. The impact on 2010 operating income, in accordance with ASC 718 was €167 thousand. The impact on 2011 operating income was €53 thousand.

Conforming to this stock option plan, on June 25, 2010, the Board of Directors granted the remaining 95,912 options to subscribe to new Shares to certain employees of EDAP TMS. The exercise price was fixed at €1.88 per share. Options were to begin vesting one year after the date of grant and will be fully vested as of June 25, 2014 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on June 25, 2020 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier. At June 25, 2010 the total fair value of the options granted under this plan was €143 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months; the impact on 2010 Operating Income was €39 thousand. The impact on 2011 operating income was €56 thousand.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On June 24, 2010, the shareholders authorized the Board of Directors to grant up to 229,100 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may be purchased through the exercise of stock options are currently held as treasury stock. Conforming to this stock option plan, on June 25, 2010, the Board of Directors granted 229,100 options to purchase existing Shares to certain employees of EDAP TMS. The exercise price was fixed at €2.38 per share. Options were to begin vesting one year after the date of grant and will be fully vested as of June 25, 2014 (i.e., four years after the date of grant). Shares acquired pursuant to the options cannot be sold prior to four years from the date of grant. The options expire on June 25, 2020 (i.e., ten years after the date of grant) or when employment with the Company ceases, whichever occurs earlier.  At June 24, 2010 the total fair value of the options granted under this plan was €328 thousand. This non-cash financial charge will be recognized in the Company’s operating expenses over a period of 48 months; the impact on 2010 Operating Income was €82 thousand. The impact on 2011 operating income was €90 thousand.

On February 17, 2005, the shareholders of EDAP TMS S.A. authorized the Board of Directors to grant up to 625,000 free shares to be issued to certain employees of the Company, subject to compliance with the conditions and performance criteria fixed by the Board of Directors. On July 3, 2009, only 11,775 free shares out of the 625,000 right allocated, have been issued to certain employees of the Company upon reaching one performance milestone. All remaining rights to subscribe to free shares were cancelled as corresponding performance milestones were not met. As of December 31, 2010, no more right to subscribe to new shares was valid.

As of December 31, 2011, a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:
	2011		2010		2009
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	906,775	3.19	656,013	3.57	706,725	3.51
Granted	-	-	325,012	2.23	-	-
Exercised	-	-	(18,000)	2.15	(24,212)	2.07
Forfeited	(51,750)	3.03	(56,250)	2.45	(26,500)	3.36
Expired	(25,000)	2.08	-	-	-	-
Outstanding on December 31,	830,025	3.23	906,775	3.19	656,013	3.57
Exercisable on December 31,	621,516	3.50	486,446	3.52	420,719	3.33
Share purchase options available for grant on December 31	72,003		16,003		105,328

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The following table summarizes information about options to purchase existing Shares held by the Company, or to subscribe to new Shares, at December 31, 2011:
	Outstanding options			Exercisable options
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
3.99	424,588	5.8	3.99	424,588	3.99
2.60	124,000	2.2	2.60	124,000	2.60
2.38	182,100	7.5	2.38	45,525	2.38
2.02 (1)	3,425	0.5	2.02	3,425	2.02
1.88	95,912	7.5	1.88	23,978	1.88
1.88 to 3.99	830,025	4.7	3.18	621,516	3.43

(1)	All the 3,425 options were granted on June 18, 2002 with an exercise price expressed in U.S. dollars ($1.92) and converted here to euros based on the noon buying rate on June 18, 2002 ($1 = €1.0545).

A summary of the status of the non-vested shares as of December 31, 2011, and changes during the year ended December, 2011, is presented below:
	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2011	420,243	1.85
Granted	0	0
Vested	(175,547)	2.37
Forfeited	(36,187)	1.65
Non-vested at December 31, 2011	208,509	1.45